Commitments (Textual) (Details) (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012
Commitments (Textual) [Abstract]
Consultant fees, Per month	$ 50,841	$ 19,093	$ 271,129
Consulting Agreement One [Member]
Commitments (Textual) [Abstract]
Effective Date	May 1, 2012
Consultant fees, Per month	2,822
Services provided for Period	One year
Premises lease agreement [Member]
Commitments (Textual) [Abstract]
Effective Date	September 10, 2012
Payament of lease premises	2,351
Consulting Agreement Two [Member]
Commitments (Textual) [Abstract]
Effective Date	October 1, 2012
Consultant fees, Per month	$ 4,703
Services provided for Period	One year